INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX

4.    INCOME TAX

Tax inflation adjustment

Law 27,430 introduced a modification in which it established that the subjects referred to in subparagraphs a) to e) of article 53 of the current Income Tax Law, for the purpose of determining the net taxable income, should deduct or incorporate to the tax result of the year the adjustment for tax inflation. Said adjustment would be applicable in the fiscal year in which the accumulated 3 year inflation rate determined using the consumer price index is greater than 100%.

The positive or negative inflation adjustment, as the case may be, that must be calculated, would be allocated as follows: the first and second fiscal years beginning on or after January 1, 2019, a sixth (1/6) should be allocated in that fiscal period and the remaining five sixths (5/6), in equal parts, in the five (5) immediately following fiscal periods. For the years beginning on or after January 1, 2021, the allocation of the inflation adjustment will be made in its entirety (100%), without any deferral. In this sense, in the current fiscal period the Group has computed the entire inflation adjustment calculated for this year.

Grupo Supervielle, considering the jurisprudence on this matter evaluated by the legal and tax advisors, submitted to the Federal Administration of Public Revenues (AFIP) its annual income tax return for the fiscal period 2020 considering the total effect of the inflation adjustment.

Tax rate

On June 16, 2021, Law 27,630 was enacted, which establishes a new structure of staggered rates for income tax with three segments in relation to the level of accumulated net taxable profit, applicable to fiscal years beginning on or after January 1, 2021, inclusive.

The new Tax rates are:

●	Up to $34,703,523 of the accumulated taxable net profit: they will pay a tax of 25%;
●	More than $34,703,523 and up to $347,035,231 of accumulated taxable net profit: they will pay a fixed amount of $8,675,881 plus a tax at a 30% rate on the excess of $34,703,523.
●	More than $347,035,231 of accumulated taxable net profit: they will pay a fixed amount of $102,375,393 plus a tax at a 35% rate on the excess of $347,035,231.

The amounts provided above will be adjusted annually, since January 1, 2022, based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.

Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.

The following is a reconciliation between the income tax charged to income as of December 31, 2024, 2023 and 2022 and that which would result from applying the current tax rate on the accounting profit

	12/31/2024	12/31/2023	12/31/2022
Income before taxes	142,867,195	188,131,973	(58,439,029)
Tax rate	30%	35%	34%
Income for the year at tax rate	42,149,858	65,593,623	(20,117,755)
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(2,945,705)	(91,461)	(1,274,827)
Tax inflation adjustment	3,593,422	6,354,837	(14,832,821)
Income tax return	(14,956,338)	(1,009,861)	236,411
Effect of tax rate change on deferred tax	10,230,418	1,262,387	11,611,183
Non-deductible results	226,245	3,530,529	66,508
Income tax	38,297,900	75,640,054	(24,311,301)

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2024	12/31/2023
Deferred tax assets	15,112,717	28,222,382
Deferred tax liability	(3,167,675)	(3,516,680)
Net assets by deferred tax	11,945,042	24,705,702

Deferred taxes to be recovered in more than 12 months	14,775,757	23,423,170
Deferred taxes to be recovered in 12 months	336,960	4,799,212
Subtotal – Deferred tax assets	15,112,717	28,222,382
Deferred taxes to be paid in more than 12 months	(9,740,641)	(4,885,588)
Deferred taxes to be paid in 12 months	6,572,966	1,368,908
Subtotal – Deferred tax liabilities	(3,167,675)	(3,516,680)
Total Net Assets by deferred Tax	11,945,042	24,705,702

According to the analysis carried out by Grupo Supervielle, it is considered that the assets detailed above meet the requirements to consider them recoverable.

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at	(Charge)/Credit	Balance at
	12/31/2023	to Income/OCI	12/31/2024
Intangible assets	(18,814,021)	16,898,603	(1,915,418)
Loan Loss Reserves	11,920,892	7,778,534	19,699,426
Property, plant and equipment	(9,241,529)	2,671,533	(6,569,996)
Foreign Currency	(688,841)	690,204	1,363
Tax Loss Carry Forward	4,856,154	(2,344,690)	2,511,464
Inflation adjustment credit	11,279,613	(11,219,368)	60,245
Provisions	10,237,495	5,845,806	16,083,301
Others	15,155,939	(33,081,282)	(17,925,343)
Total	24,705,702	(12,760,660)	11,945,042

	Balance at	(Charge)/Credit	Balance at
	12/31/2022	to Income	12/31/2023
Intangible assets	(18,807,532)	(6,489)	(18,814,021)
Loan Loss Reserves	13,230,273	(1,309,381)	11,920,892
Property, plant and equipment	(17,599,968)	8,358,439	(9,241,529)
Foreign Currency	(688,841)	—	(688,841)
Tax Loss Carry Forward	82,059,095	(77,202,941)	4,856,154
Inflation adjustment credit	19,115,833	(7,836,220)	11,279,613
Provisions	3,628,330	6,609,165	10,237,495
Others	576,590	14,579,349	15,155,939
Total	81,513,780	(56,808,078)	24,705,702

The breakdown of the Tax Loss Carry Forward by expiration date is as follows:

	12/31/2024
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2020	71,194	2025	21,358
2021	482,816	2026	144,845
2022	6,745,381	2027	2,023,614
2023	71,716	2028	21,515
2024	1,000,441	2029	300,132
Total	8,371,547		2,511,464